Schedule of effective income tax rate (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Impairment loss on intangible assets	$ 14,755,560		$ 167,787